SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements include the results of operations of the Company and its majority owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

The Financial Statements presented in this Quarterly Report are unaudited; however, in the opinion of management, the accompanying unaudited interim consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the unaudited interim condensed consolidated financial statements)

considered necessary to present fairly the Company’s financial position as of September 30, 2021 and its results of operations and cash flows for the nine months ended September 30, 2021 and 2020. The unaudited interim condensed consolidated financial statements presented herein do not contain the required disclosures under GAAP for annual financial statements and should be read in conjunction with the annual audited financial statements and related notes of the Company as of and for the year ended December 31, 2020.

Due to the global outbreak of the COVID-19 pandemic, the Company had been taking a number of measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for the employees and securing the supply of materials that are essential to the Company’s production process. At this stage, the impact on the Company’s business and results has not been significant. However, the ultimate impact of the pandemic on our operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicated with confidence, including the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions, required social distancing and any additional preventative and protective actions that governments, or the Company, may direct, which could result in an extended period of continued business disruption, reduced customer, collaborator, or supplier traffic and reduced operations.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements include the results of operations of the Company and its majority owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Certain reclassifications have been made to conform to the current year presentation.

The global outbreak of the COVID-19 pandemic continue to rapidly evolve. The Company has taken a number of measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for the employees and securing the supply of materials that are essential to the Company’s production process. At this stage, the impact on the Company’s business and results has not been significant. However, the ultimate impact of the pandemic on our operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicated with confidence, including the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions, required social distancing and any additional preventative and protective actions that governments, or the Company, may direct, which could result in an extended period of continued business disruption, reduced customer, collaborator, or supplier traffic and reduced operations.

Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing financial statements. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. The Company bases its estimates on historical experience, current business factors, and various other assumptions believed to be reasonable under the circumstances, all of which are necessary, in order to form a basis for determining the carrying values of certain assets and liabilities. Actual results may differ from those estimates and assumptions. On an on-going basis, the Company evaluates the adequacy of its reserves and the estimates used in these calculations, including, but not limited to. Significant areas requiring management to make estimates include the valuation of equity instruments. See Note 7 for further discussion of the nature of these assumptions and conditions.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amount of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company bases its estimates on historical experience, current business factors and various other assumptions believed to be reasonable under the circumstances, all of which are necessary in order to form a basis for determining the carrying values of assets and liabilities. Actual results may differ from those estimates and assumptions. The Company evaluates the adequacy of its reserves and the estimates used in calculations on an on-going basis. Significant areas requiring management to make estimates include the valuation of equity instruments. See Note 8 for further discussion of the nature of these assumptions and conditions.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investments with original maturities from the purchase date of three months or less that can be readily convertible into known amounts of cash.Cash and cash equivalents are held at recognized U.S. financial institutions. Interest earned on the short-term investments is reported in the consolidated statements of operations. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term and liquid nature.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investments with original maturities from the purchase date of three months or less that can be readily convertible into known amounts of cash.Cash and cash equivalents are held at recognized U.S. financial institutions. Interest earned on the short-term investments is reported in the consolidated statements of operations. The carrying amount of cash and cash equivalents approximates its fair value due to its short and liquid nature.

Income Taxes

Income Taxes

The Company is treated as a partnership and is not a tax paying entity for federal and state income tax purposes. The Company’s earnings and losses are included in the tax returns of the members. As such, no provisions were made for federal or state income taxes for the years ended December 31, 2020, 2019, and 2018. Federal, state and local income tax returns for years prior to 2017 are no longer subject to examination by tax authorities.

Concentration of Credit Risk

Market and Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of investments in cash, cash equivalents, short-term investments and accounts receivable. The Company’s primary exposure is credit risk on receivables as the Company does not require any collateral for its accounts receivable. Credit risk is the loss that may result from a trade customer’s or counterparty’s nonperformance. The Company uses credit policies to control credit risk, including utilizing an established credit approval process, monitoring customer and counterparty limits via Dun and Bradestreet credit monitoring service, employing credit mitigation measures such as analyzing customers’ financial statements, and accepting personal guarantees and various forms of collateral. Based on these measures, the Company believes that its customers and counterparties will be able to satisfy their obligations under their contracts.

The Company maintains cash, cash equivalents with approved federally insured financial institutions. Such deposit accounts at times may exceed federally insured limits. The Company is exposed to credit risks and liquidity in the event of default by the financial institutions or issuers of investments in excess of FDIC insured limits. The Company performs periodic evaluations of the relative credit standing of these financial institutions and limits the amount of credit exposure with any institution if required. The Company has not experienced any losses on such accounts.

Market and Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of investments in cash, cash equivalents, short-term investments and accounts receivable. The Company’s primary exposure is credit risk on receivables as the Company does not require any collateral for its accounts receivable. Credit risk is the loss that may result from a trade customer’s or counterparty’s nonperformance. The Company uses credit policies to control credit risk, including utilizing an established credit approval process, monitoring customer and counterparty limits, monitoring changes in a customer’s credit rating, employing credit mitigation measures such as analyzing customers’ financial statements, and accepting personal guarantees and various forms of collateral. The Company believes that its customers and counterparties will be able to satisfy their obligations under their contracts.

The Company maintains cash, cash equivalents with approved federally insured financial institutions. Such deposit accounts at times may exceed federally insured limits. The Company is exposed to credit risks and liquidity in the event of default by the financial institutions or issuers of investments in excess of FDIC insured limits. The Company performs periodic evaluations of the relative credit standing of these financial institutions and limits the amount of credit exposure with any institution if required. The Company has not experienced any losses on such accounts.

Recent Accounting Standards

Recent Accounting Pronouncements — Adopted

In February 2016, the FASB issued ASU 2016-02, “Leases” Topic 842, which amends the guidance in former ASC Topic 840, Leases. The new standard increases transparency and comparability most significantly by requiring the recognition by lessees of right-of-use (“ROU”) assets and lease liabilities on the balance sheet for all leases longer than 12 months. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. For lessees, leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The Company adopted the new lease guidance effective January 1, 2021 using the modified retrospective transition approach , applying the new standard to all of its leases existing at the date of initial application which is the effective date of adoption. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2021. The Company elected the package of practical expedients which permits to not reassess (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. The Company did not elect the hindsight practical expedient which permits entities to use hindsight in determining the lease term and assessing impairment. The adoption of the lease standard did not change the Company’s previously reported consolidated statements of operations and did not result in a cumulative catch-up adjustment to opening equity. The adoption of the new guidance resulted in the recognition of ROU assets of $6,298 and lease liabilities of $6,875. The difference between the ROU assets and the lease liabilities is primarily due to unamortized lease incentive and deferred rent related to the Company’s operating leases at December 31, 2020.

The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilized its incremental borrowing rate (“IBR”), which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. In calculating the present value of the lease payments, the Company elected to utilize its incremental borrowing rate based on the remaining lease terms as of the January 1, 2021 adoption date. The Company utilized a synthetic credit rating model including fundamental analysis per S&P Global Market Intelligence. The Company then utilized the Bloomberg BVAL Pricing Source to determine the option- adjusted spread and added the United States Treasury Constant Maturity for the applicable terms to determine the term structure of the IBR. Based on these calculations, the Company determined applicable discount rates for various points along the yield curve as of January 1, 2021. As a reasonableness check for the yield curve, the Company considered its revolving credit agreement amendment on November 5, 2020, which extended the term of the agreement through November 5, 2023. The base interest rate on the loan was calculated as LIBOR plus 300 bps which approximates 3.14%. This rate was generally consistent with the yield curve derived, thus the Company determined that the yield curve was appropriate for determining the discount rates for its leases. The Company then interpolated the discount rates in the yield curve to determine the discount rate for each of its existing leases at January 1, 2021.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives incurred, if any. The Company’s lease terms may include options to extend the lease when it is reasonably certain that we will exercise that option. Our leases have remaining lease terms of 1 year to 5 years, some of which include options to extend the lease term for up to 3 years.

The Company has elected the practical expedient to combine lease and non-lease components as a single component. The lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on the balance sheet as right-of-use assets, current operating lease liabilities and non-current operating lease liabilities.

The new standard also provides practical expedients and certain exemptions for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases where the initial lease term is one year or less or for which the ROU asset at inception is deemed immaterial, the Company will not recognize ROU assets or lease liabilities. Those leases are expensed on a straight line basis over the term of the lease.

Operating Leases

The Company leases certain office space and manufacturing space under arrangements currently classified as leases under ASC 842. The Company recognizes lease expense for these leases on a straight- line basis over the lease term. Most leases include one or more options to renew, with renewal options ranging from 1 to 5 years. The exercise of lease renewal options is at the Company’s sole discretion.

Effective April l , 2012, the Company entered into a 10-year lease for its office and manufacturing facilities in Somerset, New Jersey terminating in 2022. The lease contains escalating rental payments, exclusive of required payments for increases in real estate taxes and operating costs over base period amounts. The agreement provides for a five year renewal option. The lease provides for monthly payments of rent during the lease term. These payments consist of base rent, and additional rent covering customary items such as charges for utilities, taxes, operating expenses, and other facility fees and charges. The base rent is currently approximately $315 per year, which reflects an annual 3% escalation factor. The Company exercised its renewal option in December 2020.

Effective August 1, 2014, the Company entered into a 4-year lease for additional office and manufacturing space in Somerset, New Jersey terminating in July 31, 2018. The lease contains escalating rental payments.

The Company has the option to extend the term for two periods of two years each. The Company has exercised both renewal options with last one exercised in 2020. The base rent is currently approximately $89 per year, which reflects an annual 3% escalation factor.

Effective June 16, 2016, the Company entered into a 10-year lease for a new facility. The lease contains escalating rental payments and terminates on September 30, 2026. The agreement also provides for a renewal option at a fixed rate. The base rent is currently approximately $801 per year, which reflects an annual 3% escalation factor.

The Company’s leases have remaining lease terms of 1 to 5 years. The Company does not include any renewal options in lease terms when calculating lease liabilities as the Company is not reasonably certain that it will exercise these options. Two of our leases include the early termination option in the lease term, however, it was not included in the lease terms when calculating the lease liability since the Company determined that it is reasonably certain it will not terminate the leases prior to the termination date.

The weighted-average remaining lease term for the Company’s operating leases was 5 years at September 30, 2021. The weighted-average discount rate was 3.73% at September 30, 2021.

ROU assets and lease liabilities related to our operating leases are as follows:

	Balance Sheet Classification	September 30,2021
Right-of-use assets	Right of use assets	$5,511
Current lease liabilities	Current portion of lease liabilities	1,105
Non-current lease liabilities	Non-current portion of lease liabilities	4,995

The Company has lease agreements that contain both lease and non-lease components. The Company accounts for lease components together with non-lease components (e.g., common-area maintenance). The components of lease costs were as follows:

Nine-month
period ended
September 30, 2021
Operating lease cost	$979
Variable lease cost	322
Total lease cost	$1,301

Future minimum commitments under all non-cancelable operating leases are as follows:

2021 (excluding the nine months ended September 30, 2021)	$319
2022	1,294
2023	1,298
2024	1,263
2025	1,302
2026	1,096
Later years	97
Total lease payments	6,668
Less: Imputed interest	569
Present value of lease liabilities	$6,100

Supplemental cash flow information and non-cash activity related to our operating leases are as follows:

Nine-month
period ended
September 30, 2021
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$954
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$—

Recent Accounting Pronouncements — Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (“ASU 2020-04”). ASU 2020-04 provides optional guidance for a limited period of time to ease potential accounting impact associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (“LIBOR”). The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. The amendments in ASU 2020-04 can be adopted as of March 12, 2020 and are effective through December 31, 2022. However, it cannot be applied to contract modifications that occur after December 31, 2022. The London Interbank Offered Rate (LIBOR) is expected to be phased out at the end 2021. We do not currently have any contracts that have been changed to a new reference rate, but we will continue to evaluate our contracts and the effects of this standard on our consolidated financial statements prior to adoption.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU provides guidance for recognizing credit losses on financial instruments based on an estimate of current expected credit losses model. This new standard amends the current guidance on the impairment of financial instruments and adds an impairment model known as current expected credit loss (CECL) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity will recognize as an allowance its estimate of expected credit losses. The FASB subsequently issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses to clarify and address certain items related to the amendments in ASU 2016-13. ASC 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim reporting periods within those fiscal years with early adoption permitted. The Company does not anticipate a significant impact on its consolidated financial statements based on its historical trend of bad debt expense relating to trade accounts receivable.

Recent Accounting Pronouncements — Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, “Leases” Topic 842, which amends the guidance in former ASC Topic 840, Leases. The new standard increases transparency and comparability most significantly by requiring the recognition by lessees of right-of-use (“ROU”) assets and lease liabilities on the balance sheet for all leases longer than 12 months. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. For lessees, leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The ASU is effective for the Company on January 1, 2021 and the Company expects to adopt the new lease guidance on the effective date using the modified retrospective transition approach, applying the new standard to all of its leases existing at the date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2021. The new standard provides a number of optional practical expedients in transition. The Company expects to elect the package of practical expedients which permits the Company to not reassess (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. The Company does not expect to elect the hindsight practical expedient which permits entities to use hindsight in determining the lease term and assessing impairment.

While the Company continues to assess all of the effects of adoption, the Company believes the most significant effects relate to 1) the recognition of new ROU assets and lease liabilities on its balance sheet for its real estate operating leases and 2) providing significant new disclosures for its leasing activities. The Company also currently expects to elect the practical expedient not to separate lease and non-lease components for all of its leases. The Company expects to record the new ROU assets and the lease liabilities ranging from approximately $6,000 to $7,000 on the balance sheet as of January 1, 2121.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU provides guidance for recognizing credit losses on financial instruments based on an estimate of current expected credit losses model. This new standard amends the current guidance on the impairment of financial instruments and adds an impairment model known as current expected credit loss (CECL) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity will recognize as an allowance its estimate of expected credit losses. The FASB subsequently issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses to clarify and address certain items related to the amendments in ASU 2016-13. ASC 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim reporting periods within those fiscal years with early adoption permitted. The Company does not anticipate a significant impact on its consolidated financial statements based on its historical trend of bad debt expense relating to trade accounts receivable.

ROMAN DBDR TECH ACQUISITION CORP.
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K as filed with the SEC on March 29, 2021 and as amended on May 24, 2021. The interim results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for period ended December 31, 2021 or for any future periods.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these condensed financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At December 31, 2020, substantially all of the assets held in the Trust Account were held in money market funds which are primarily invested in U.S. Treasury securities.

Marketable Securities Held in Trust Account

At September 30, 2021 and December 31, 2020, substantially all of the assets held in the Trust Account were held in money market funds which are primarily invested in U.S. Treasury securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying condensed statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Warrant Liability (Restated)

Warrant Liability (Restated)

The Company accounts for the Warrants in accordance with the guidance contained in ASC 815-40-15-7D and 7F under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjust the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of operations. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available are valued using a Monte Carlo simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption (Restated, see Note 2 – Amendment 2)

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid-in capital and accumulated deficit.

At December 31, 2020, the common stock reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$231,560,000
Less:
Proceeds allocated to Public Warrants	$(12,156,900)
Class A common stocks issuance costs	$(12,491,903)
Plus:
Accretion of carrying value to redemption value	$29,280,003

Class A common stocks subject to possible redemption	$236,191,200

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”) Class A common stock subject to possible redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stocks to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A common stocks resulted in charges against additional paid-in capital and accumulated deficit.

At September 30, 2021 and December 31, 2020, the Class A common stocks reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$231,560,000
Less:
Proceeds allocated to Public Warrants	$(12,156,900)
Class A common stocks issuance costs	$(12,491,903)
Plus:
Accretion of carrying value to redemption value	$29,280,003

Class A common stocks subject to possible redemption	$236,191,200

Offering Costs

Offering Costs (Restated, see Note 2 – Amendment 2)

The company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering.” Offering costs consist of underwriting, legal, regulatory filing, accounting, and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. The offering costs relate to the Class A Common Stock and Distributable Redeemable Warrants which comprised the Unit offered as part of the Initial Public Offering. Those costs were allocated on a relative fair value basis with the portion of the offering costs allocated to the Distributable Redeemable Warrants being charged to expense and the portion of the offering costs assigned to the Public Shares initially being charged against temporary equity and then accreted to common stock subject to redemption upon the completion of the Initial Public Offering. Public Stockholders who properly redeem their

Public Shares (as described in Note 1) in connection with the Initial Business Combination will not bear any of the offering costs. Total offering costs amounted to $13,206,613, which consists of $4,631,200 of upfront underwriting fees, $8,104,600 of deferred underwriting fees (further discussed in Note 6) and $470,813 of other offering costs, of which $714,710 was charged to expense and $12,491,903 was charged to temporary equity.

Offering Costs

Offering Costs

The company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering.” Offering costs consist of underwriting, legal, regulatory filing, accounting, and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. The offering costs relate to the Class A Common Stock and Distributable Redeemable Warrants which comprised the Unit offered as part of the Initial Public Offering. Those costs were allocated on a relative fair value basis with the portion of the offering costs allocated to the Distributable Redeemable Warrants being charged to expense and the portion of the offering costs assigned to the Public Shares being allocated to stockholders’ equity upon the completion of the Initial Public Offering. Public Stockholders who properly redeem their Public Shares (as described in Note 1) in connection with the Initial Business Combination will not bear any of the offering costs. Total offering costs amounted to $13,206,613, which consists of $4,631,200 of upfront underwriting fees, $8,104,600 of deferred underwriting fees (further discussed in Note 7) and $470,813 of other offering costs, of which $714,710 was charged to expense and $12,491,903 was charged to Stockholders’ equity.

Warrant Liabilities

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the warrants was estimated using a Monte Carlo simulation approach (see Note 9).

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

On March 27, 2020, the CARES Act was enacted in response to COVID-19 pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increasing the limitation under Section 163(j) of the Internal Revenue Code of 1986, as amended (the “IRC”) for 2019 and 2020 to permit additional expensing of interest (ii) enacting a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k), (iii) making modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhancing the recoverability of alternative minimum tax credits. Given the Company’s full valuation allowance position and capitalization of all costs, the CARES Act did not have an impact on the financial statements.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) Per Common Share

Net Loss Per Common Share (Restated, see Note 2 - Amendment 1)

Net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement warrants to purchase an aggregate of 22,415,400 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of loss per share for common shares subject to possible redemption in a manner similar to the two-class method of loss per share. Net loss per common share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account by the weighted average number of common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted average number of non-redeemable shares of common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

For the Period
from
August 21, 2020
(inception)
Through
December 31,
2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$22,970
Unrealized gain on marketable securities held in Trust Account	919
Less: interest available to be withdrawn for payment of taxes	(23,889)
Net Income	$—

Denominator: Weighted Average Class A common stock subject to possible redemption Basic and diluted weighted average shares outstanding	19,525,316
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Loss	$(5,340,678)
Net income allocable to Class A common stock subject to possible redemption	—
Non-Redeemable Net Loss	$(5,340,678)
Denominator: Weighted Average Non-Redeemable Common Stock Basic and diluted weighted average shares outstanding, Non-Redeemable common stock,	7,018,311
Basic and diluted net loss per share, Non-Redeemable	$(0.76)

Net Income (Loss) per Common Share (Restated, see Note 2 - Amendment 2)

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company applies the two-class method in calculating income (loss) per common share. Accretion associated with the redeemable shares of Class A common stock is excluded from income (loss) per common share as the redemption value approximates fair value.

The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 21,320,000 shares in the calculation of diluted income (loss) per share, since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net income (loss) per common share is the same as basic net income (loss) per common share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Period from August 21,
	2020 (Inception) Through
	December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(4,136,863)	$(1,203,815)
Denominator:
Basic and diluted weighted average shares outstanding	19,250,109	5,601,728
Basic and diluted net loss per common stock	$(0.21)	$(0.21)

Net Loss Per Common Share

Net Income (Loss) Per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. The Company applies the two-class method in calculating earnings per share. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 22,415,400 shares of Class A common stock in the aggregate. As of September 30, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common stock is the same as basic net loss per common stock for the periods presented.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

					For the Period from August 21,
	Three Months Ended		Nine Months Ended		2020 (Inception) Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net income (loss), as adjusted	$140,438	$36,473	$(9,960,630)	$(2,586,899)	$—	$—
Denominator:
Basic and diluted weighted average shares outstanding	22,290,037	5,789,000	22,290,037	5,789,000	—	—
Basic and diluted net income (loss) per common stock	$0.01	$0.01	$(0.45)	$(0.45)	$—	$—

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation maximum of $250,000. The Company has not experienced losses on this account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation maximum of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the condensed balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.